UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2006

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one.):   [ ]is a restatement.
                                    [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Horan Capital Management
Address:  100 West Road
          Suite 418
          Towson, MD 21204

Form 13F File Number: 28-10615

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John Heinlein
Title:  Portfolio Manager
Phone:  410-494-4380

Signature, Place, and Date of Signing:

John Heinlein             Towson, MD                   10/10/06

Report Type (Check only one.):
[X]13F HOLDINGS REPORT.

[ ]13F NOTICE.

[ ]13F COMBINATION REPORT.

List of Other managers Reporting for this Manager:

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   22

Form 13F Information Table Value Total:  $153,285


                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

Form 13F Information Table
			Title			Value				Investment	Other	Voting Authority
Name of Issuer		of ClassCUSIP		(x$1000)	Shares	SH/PRN	Discretion	ManagersSole	Shared	None
Berkshire Hathaway 	COM	84670207	11,772		3,709	SH	Sole		N/A	3,709	0	0
Tyco International	COM	902124106	10,921		390,185	SH	Sole		N/A	390,185	0	0
Microsoft		COM	594918104	10,772		394,160	SH	Sole		N/A	394,160	0	0
Home Depot		COM	437076102	10,110		278,741	SH	Sole		N/A	278,741	0	0
Pfizer			COM	717081103	9,715		342,590	SH	Sole		N/A	342,590	0	0
Dell			COM	24702R101	9,466		414,440	SH	Sole		N/A	414,440	0	0
Ebay			COM	278642103	8,773		309,321	SH	Sole		N/A	309,321	0	0
Mc Donalds		COM	580135101	8,175		208,966	SH	Sole		N/A	208,966	0	0
Wal-Mart Stores		COM	931142103	8,134		164,907	SH	Sole		N/A	164,907	0	0
American Inter Group	COM	26874107	7,950		119,995	SH	Sole		N/A	119,995	0	0
United Parcel Service 	COM	911312106	7,594		105,555	SH	Sole		N/A	105,555	0	0
Maxim Integrated 	COM	57772K101	7,479		266,376	SH	Sole		N/A	266,376	0	0
First Data		COM	319963104	7,441		177,184	SH	Sole		N/A	177,184	0	0
Anheuser Busch		COM	35229103	7,130		150,086	SH	Sole		N/A	150,086	0	0
Coca Cola		COM	191216100	6,837		153,011	SH	Sole		N/A	153,011	0	0
Accenture		COM	G1150G111	6,326		199,490	SH	Sole		N/A	199,490	0	0
CarMax			COM	143130102	6,091		146,037	SH	Sole		N/A	146,037	0	0
Gap			COM	364760108	5,997		316,515	SH	Sole		N/A	316,515	0	0
Gannett			COM	364730101	1,238		21,777	SH	Sole		N/A	21,777	0	0
Sysco			COM	871829107	629		18,799	SH	Sole		N/A	18,799	0	0
Intel			COM	458140100	526		25,549	SH	Sole		N/A	25,549	0	0
T Rowe Price Group	COM	74144T108	210		4,400	SH	Sole		N/A	4,400	0	0